Return of Capital	6 Months Ended
Jun. 30, 2020
Return Of Capital
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Note 11. Return of Capital:

In June 2019, the Company completed a return of capital transaction by way of a court-approved plan of arrangement transaction under the Business Corporations Act (Alberta) which required approval by the Alberta Court of Queen’s Bench and at least two-thirds of the votes of shareholders. Pursuant to the plan of arrangement, the Company returned to holders of its Class A common shares approximately $76 million or $0.76 per Class A Share.